Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JAN 16 2014

Washington, DC 20549

13003715

January 16, 2014

001-36163

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Starwood Waypoint Residential Trust, Common Shares of Beneficial Interest, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 3 to Form 10 received on January 13, 2014. Tentative listing date – January 22, 2014.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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